PROVISION FOR RECLAMATION AND REHABILITATION (Narrative) (Details)	Dec. 31, 2024
Guanacevi, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Present value of the probability weighted future cash flows, risk free rate	9.85%
Bolanitos, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Present value of the probability weighted future cash flows, risk free rate	9.85%
Terronera, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Present value of the probability weighted future cash flows, risk free rate	10.54%
Minimum [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Inflation rate	4.60%
Maximum [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Inflation rate	6.10%